Janus Henderson Forty Fund

Schedule of Investments (unaudited)

June 30, 2021

Shares or Principal Amounts		Value
Common Stocks– 98.3%
Aerospace & Defense – 1.7%
L3Harris Technologies Inc	1,667,736	$360,481,136
Biotechnology – 1.1%
Vertex Pharmaceuticals Inc*	1,132,755	228,397,391
Capital Markets – 3.0%
Blackstone Group Inc	6,718,706	652,655,101
Chemicals – 2.1%
Sherwin-Williams Co	1,690,251	460,508,885
Diversified Financial Services – 0.3%
Altimeter Growth Corp - Class A*,#,£	4,920,075	57,564,877
Entertainment – 3.0%
Netflix Inc*	807,980	426,783,116
Walt Disney Co*	1,170,410	205,722,966
		632,506,082
Equity Real Estate Investment Trusts (REITs) – 2.2%
American Tower Corp	1,748,032	472,213,364
Health Care Equipment & Supplies – 11.7%
Align Technology Inc*	795,174	485,851,314
Boston Scientific Corp*	14,658,417	626,793,911
Danaher Corp	2,427,585	651,466,711
DexCom Inc*	1,186,170	506,494,590
Edwards Lifesciences Corp*	2,206,122	228,488,056
		2,499,094,582
Hotels, Restaurants & Leisure – 0.9%
Caesars Entertainment Inc*	1,875,170	194,548,887
Household Products – 1.7%
Procter & Gamble Co	2,762,335	372,721,862
Information Technology Services – 8.6%
Mastercard Inc	3,417,383	1,247,652,359
Shopify Inc*	126,424	184,702,936
Twilio Inc*	1,033,054	407,188,565
		1,839,543,860
Interactive Media & Services – 14.7%
Alphabet Inc - Class C*	304,282	762,628,062
Facebook Inc*	3,904,493	1,357,631,261
Match Group Inc*	1,885,304	304,005,270
Snap Inc*	10,782,027	734,687,320
		3,158,951,913
Internet & Direct Marketing Retail – 11.1%
Amazon.com Inc*	511,899	1,761,014,464
Booking Holdings Inc*	227,357	497,477,578
Farfetch Ltd - Class A*	2,563,850	129,115,486
		2,387,607,528
Pharmaceuticals – 0.9%
Elanco Animal Health Inc*	5,641,340	195,698,085
Professional Services – 1.8%
CoStar Group Inc*	4,689,210	388,360,372
Road & Rail – 1.0%
Uber Technologies Inc*	4,148,703	207,932,994
Semiconductor & Semiconductor Equipment – 10.5%
ASML Holding NV	885,683	611,865,244
NVIDIA Corp	892,018	713,703,602
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	2,818,336	338,651,254
Texas Instruments Inc	3,035,315	583,691,074
		2,247,911,174
Software – 12.6%
Adobe Inc*	1,293,887	757,751,983
Microsoft Corp	6,432,481	1,742,559,103
Workday Inc*	874,225	208,712,476
		2,709,023,562
Technology Hardware, Storage & Peripherals – 4.0%
Apple Inc	6,243,851	855,157,833
Textiles, Apparel & Luxury Goods – 3.4%
LVMH Moet Hennessy Louis Vuitton SE	617,825	484,400,584
NIKE Inc	1,579,209	243,971,998
		728,372,582
Wireless Telecommunication Services – 2.0%
T-Mobile US Inc*	3,003,752	435,033,402
Total Common Stocks (cost $10,263,684,128)		21,084,285,472

Shares or Principal Amounts		Value
Private Investment in Public Equity (PIPES)– 0.5%
Diversified Financial Services – 0.5%
Altimeter Growth Corp*,£,§((cost $100,724,460)	10,072,446	$117,847,618
Warrants– 0%
Diversified Financial Services – 0%
Altimeter Growth Corp, expires 9/30/25*,£((cost $3,145,245)	984,015	3,139,008
Investment Companies– 1.7%
Money Markets – 1.7%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº,£((cost $363,878,759)	363,854,717	363,891,102
Investments Purchased with Cash Collateral from Securities Lending– 0.2%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº,£	34,822,330	34,822,330
Time Deposits – 0%
Royal Bank of Canada, 0.0500%, 7/1/21	$8,705,582	8,705,582
Total Investments Purchased with Cash Collateral from Securities Lending (cost $43,527,912)		43,527,912
Total Investments (total cost $10,774,960,504) – 100.7%		21,612,691,112
Liabilities, net of Cash, Receivables and Other Assets – (0.7)%		(154,382,820)
Net Assets – 100%		$21,458,308,292

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$19,863,955,608	91.9%
Netherlands	611,865,244	2.8
France	484,400,584	2.2
Taiwan	338,651,254	1.6
Canada	184,702,936	0.9
United Kingdom	129,115,486	0.6

Total	$21,612,691,112	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 6/30/21
Common Stocks - 0.3%
Diversified Financial Services - 0.3%
Altimeter Growth Corp - Class A*,#	$-	$-	$8,199,868	$57,564,877
Private Investment in Public Equity (PIPES) - 0.5%
Diversified Financial Services - 0.5%
Altimeter Growth Corp*,§	-	-	17,123,158	117,847,618
Warrants - 0.0%
Diversified Financial Services - 0.0%
Altimeter Growth Corp, expires 9/30/25*	-	-	(6,237)	3,139,008
Investment Companies - 1.7%
Money Markets - 1.7%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº	174,412	(2,100)	500	363,891,102
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	935,725∆	-	-	34,822,330
Total Affiliated Investments - 2.7%	$1,110,137	$(2,100)	$25,317,289	$577,264,935

(1) For securities that were affiliated for a portion of the period ended June 30, 2021, this column reflects amounts for the entire period ended June 30, 2021 and not just the period in which the security was affiliated.

	Value at 9/30/20	Purchases	Sales Proceeds	Value at 6/30/21
Common Stocks - 0.3%
Diversified Financial Services - 0.3%
Altimeter Growth Corp - Class A*,#	-	49,365,009Ð	-	57,564,877
Private Investment in Public Equity (PIPES) - 0.5%
Diversified Financial Services - 0.5%
Altimeter Growth Corp*,§	-	100,724,460	-	117,847,618
Warrants - 0.0%
Diversified Financial Services - 0.0%
Altimeter Growth Corp, expires 9/30/25*	-	3,145,245	-	3,139,008
Investment Companies - 1.7%
Money Markets - 1.7%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº	191,567,780	2,506,298,871	(2,333,973,949)	363,891,102
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	2,088,280	180,539,755	(147,805,705)	34,822,330

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2021.

#	Loaned security; a portion of the security is on loan at June 30, 2021.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

Ð	All or a portion is the result of a corporate action.

§				Schedule of Restricted Securities (as of June 30, 2021)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Altimeter Growth Corp	4/14/21	$100,724,460	$117,847,618	0.5%

The Fund has registration rights for certain restricted securities held as of June 30, 2021. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$21,084,285,472	$-	$-
Private Investment in Public Equity (PIPES)	-	117,847,618	-
Warrants	3,139,008	-	-
Investment Companies	-	363,891,102	-
Investments Purchased with Cash Collateral from Securities Lending	-	43,527,912	-
Total Assets	$21,087,424,480	$525,266,632	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70223 08-21